Share-based payments reserve (Details Narrative)	3 Months Ended		9 Months Ended
	May 31, 2025 USD ($) shares $ / shares	May 31, 2024 USD ($)	May 31, 2025 USD ($) shares $ / shares	May 31, 2024 USD ($)	Aug. 31, 2024 shares
IfrsStatementLineItems [Line Items]
Share based compensation expense	$ 500,000	$ 300,000	$ 2,000,000.0	$ 1,700,000
Stock Options 1 [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding, Beginning			10,450,000
[custom:WeightedAverageExercisePricePerShare-1] | $ / shares			$ 0.49
Number of other equity instruments forfeited in share-based payment arrangement			(2,550,000)
[custom:WeightedAverageExercisePricePerShareForfeited-1] | $ / shares			$ 0.49
[custom:NumberOfOtherEquityInstrumentsGrantedInSharebasedPaymentArrangement]			2,600,000
[custom:WeightedAverageExercisePricePerShareGranted-1] | $ / shares			$ 0.36
Number of shares outstanding, Ending	10,500,000		10,500,000
[custom:WeightedAverageExercisePricePerShare-2] | $ / shares	$ 0.45		$ 0.45
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Share based compensation expense	$ 100,000	200,000	$ 400,000	500,000
Number of shares outstanding, Ending | shares	4,424,000		4,424,000
Restricted Stock Unit [Member]
IfrsStatementLineItems [Line Items]
Share based compensation expense	$ 200,000	$ 100,000	$ 1,300,000	$ 800,000
Omnibus Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued for options | shares	5,562,016		5,562,016		5,997,632